Details of Consolidated Statements of Cash Flows - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 802	$ 845
Amortization of other assets included in cost of goods sold	110	132
Other non-cash charges	44	35
Deferred income taxes	(7)	113
Equity income in excess of dividends received	(20)	(23)
Non-cash portion of Other (income) expense, net	(193)
Items not involving current cash flows	$ 736	$ 1,102